TABLE OF CONTENTS

      USAA FAMILY OF FUNDS                                   1
      MESSAGE FROM THE PRESIDENT                             2
      INVESTMENT REVIEW                                      4
      MESSAGE FROM THE MANAGER                               5
      FINANCIAL INFORMATION
         Independent Auditors' Report                        7
         Categories and Definitions                          8
         Portfolio of Investments                            9
         Notes to Portfolio of Investments                  13
         Statement of Assets and Liabilities                14
         Statement of Operations                            15
         Statement of Changes in Net Assets                 16
         Notes to Financial Statements                      17









IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA INTERMEDIATE-TERM BOND FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY
(IMCO). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.

USAA   WITH  THE  EAGLE  IS   REGISTERED   IN  THE  U.S.   PATENT  &   TRADEMARK
OFFICE.(COPYRIGHT)2000, USAA. ALL RIGHTS RESERVED.









USAA FAMILY OF FUNDS SUMMARY

         FUND                                    MINIMUM
       TYPE/NAME           VOLATILITY           INVESTMENT
-------------------------------------------------------------
CAPITAL APPRECIATION
-------------------------------------------------------------
 Aggressive Growth         Very high              $3,000
 Emerging Markets          Very high               3,000
 First Start Growth
  (Registered Trademark)   Moderate to high        3,000
 Gold                      Very high               3,000
 Growth                    Moderate to high        3,000
 Growth & Income           Moderate                3,000
 International             Moderate to high        3,000
 S&P 500(Registered
  Trademark)Index          Moderate                3,000
 Science & Technology      Very high               3,000
 Small Cap Stock           Very high               3,000
 World Growth              Moderate to high        3,000
-------------------------------------------------------------
ASSET ALLOCATION
-------------------------------------------------------------
 Balanced Strategy         Moderate               $3,000
 Cornerstone Strategy      Moderate                3,000
 Growth and Tax
  Strategy                 Moderate                3,000
 Growth Strategy           Moderate to high        3,000
 Income Strategy           Low to moderate         3,000
-------------------------------------------------------------
INCOME - TAXABLE
-------------------------------------------------------------
 GNMA(Registered
  Trademark)               Low to moderate        $3,000
 High-Yield
  Opportunities            High                    3,000
 Income                    Moderate                3,000
 Income Stock              Moderate                3,000
 Intermediate-Term
  Bond                     Low to moderate         3,000
 Short-Term Bond           Low                     3,000
-------------------------------------------------------------
INCOME -TAX EXEMPT
-------------------------------------------------------------
 Long-Term                 Moderate               $3,000
 Intermediate-Term         Low to moderate         3,000
 Short-Term                Low                     3,000
 State Bond Income         Moderate                3,000
-------------------------------------------------------------
MONEY MARKET
-------------------------------------------------------------
 Money Market              Very low               $3,000
 Tax Exempt
  Money Market             Very low                3,000
 Treasury Money
  Market Trust
  (Registered Trademark)   Very low                3,000
 State Money Market        Very low                3,000
-------------------------------------------------------------

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, WHICH ARE DISCUSSED IN THE FUNDS' PROSPECTUSES.

S&P 500(REGISTERED TRADEMARK)IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

THE INVESTART(REGISTERED TRADEMARK) PROGRAM IS AVAILABLE FOR INVESTORS WITHOUT THE $3,000 INITIAL INVESTMENT REQUIRED TO OPEN AN IMCO MUTUAL FUND ACCOUNT. A MUTUAL FUND ACCOUNT CAN BE OPENED WITH NO INITIAL INVESTMENT IF YOU ELECT TO HAVE MONTHLY AUTOMATIC INVESTMENTS OF AT LEAST $50 FROM A BANK ACCOUNT. INVESTART IS NOT AVAILABLE ON TAX-EXEMPT FUNDS OR THE S&P 500 INDEX FUND. THE MINIMUM INITIAL INVESTMENT FOR IRAS IS $250, EXCEPT FOR THE $2,000 MINIMUM REQUIRED FOR THE S&P 500 INDEX FUND. IRAS ARE NOT AVAILABLE FOR TAX-EXEMPT FUNDS. THE GROWTH AND TAX STRATEGY FUND IS NOT AVAILABLE AS AN INVESTMENT FOR YOUR IRA BECAUSE THE MAJORITY OF ITS INCOME IS TAX EXEMPT.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY.


NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL 1-800-531-8181 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.










MESSAGE FROM THE PRESIDENT


[PHOTOGRAPH OF THE PRESIDENT AND VICE CHAIRMAN OF THE BOARD,  MICHAEL J.C. ROTH,
 CFA, APPEARS HERE.]

--------------------------------------------------------------------------------
SO FAR 2000 HAS BEEN AN UNINSPIRING INVESTMENT YEAR. LOOKING AT VARIOUS MARKET AVERAGES, AN INVESTOR SEES MARKETS THAT ARE CLOSE TO ZERO RETURN, SLIGHTLY DOWN OR SLIGHTLY UP.
--------------------------------------------------------------------------------

The biggest attention-grabber among indices is the Dow Jones Utilities. As reported August 20 in THE NEW YORK TIMES, for the 2000 calendar year it is up 27.53%! If anyone predicted that, I missed it.

Years like this for the broad averages are, in a way, predictable. We know that the S&P 500 Index, for instance, is not likely to take a sudden quantum leap and begin to average 30% return per year. I believe it possibly will return somewhere around 12%. (Please note I am surmising, not guaranteeing.) Another interesting thing about the year 2000 is the number of actively managed funds that are outperforming index funds.

Markets must take breathers like this. Such a pause allows the valuations of securities to become more normal. That means that the relationship of, for instance, a company's earnings per share to the price of a share becomes less extreme. This, in turn, could ultimately allow the expected returns on stocks to resume.

A family of mutual funds has the potential to make this kind of a period easier. Ideally, you can build an asset allocation to express your risk tolerance. Many fixed-income fund returns look very good in a year like this. And even if you don't build such a portfolio, a fund family makes it easy to retreat to safety because of the availability of bond and money market funds.

As you probably know, I am a strong proponent of asset allocation to build a portfolio you can live with. That's because somewhere down the road this market will ignite, and when it does you want to be sure you are there.

Sincerely,


Michael J.C. Roth, CFA
PRESIDENT AND
VICE CHAIRMAN OF THE BOARD


THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST IN THE S&P 500 INDEX.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.









INVESTMENT REVIEW

USAA INTERMEDIATE-TERM BOND FUND

OBJECTIVE: High current income without undue risk to principal.

TYPES OF INVESTMENTS: Invests principally in a broad range of investment-grade debt securities with a dollar-weighted average portfolio maturity between three to 10 years.

--------------------------------------------------------------------------------
                                    7/31/00
--------------------------------------------------------------------------------
 Net Assets                     $63.9 Million
 Net Asset Value Per Share          $9.82
--------------------------------------------------------------------------------
TOTAL RETURN AS OF 7/31/00
--------------------------------------------------------------------------------
            SINCE INCEPTION ON 8/2/99             5.56%
--------------------------------------------------------------------------------

TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.



                        CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund, the Lehman Aggregate Bond Index, and the Lipper Intermediate Investment Grade Debt Funds Average for the period of 08/02/1999 through 07/31/2000. The data points from the graph are as follows:


            USAA INTERMEDIATE-       LEHMAN AGGREGATE       LIPPER INTER INV
             TERM BOND FUND              BOND INDEX       GRADE DEBT FUNDS AVG.
            ------------------       ----------------     ---------------------

08/02/99         $10,000                 $10,000               $10,000
08/31/99          10,010                   9,995                 9,986
09/30/99          10,139                  10,111                10,086
10/31/99          10,174                  10,148                10,100
11/30/99          10,218                  10,148                10,110
12/31/99          10,177                  10,099                10,069
01/31/00          10,147                  10,066                10,033
02/29/00          10,262                  10,187                10,132
03/31/00          10,388                  10,321                10,249
04/30/00          10,311                  10,292                10,193
05/31/00          10,222                  10,287                10,173
06/30/00          10,458                  10,501                10,378
07/31/00          10,556                  10,597                10,459

DATA SINCE INCEPTION ON 8/2/99 THROUGH 7/31/00


THE GRAPH ILLUSTRATES THE COMPARISON OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA INTERMEDIATE-TERM BOND FUND TO THE LEHMAN AGGREGATE BOND INDEX AND THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE. THE LEHMAN INDEX IS AN UNMANAGED INDEX MADE UP OF THE GOVERNMENT/CORPORATE INDEX, THE MORTGAGE-BACKED SECURITIES INDEX, AND THE ASSET-BACKED SECURITIES INDEX. THE LIPPER AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL INTERMEDIATE INVESTMENT-GRADE DEBT FUNDS, AS REPORTED BY LIPPER ANALYTICAL SERVICES, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.









MESSAGE FROM THE MANAGER


[PHOTOGRAPH OF PORTFOLIO MANAGER: PAUL LUNDMARK, CFA, APPEARS HERE.]

THE MARKET

Recent economic news indicates that the economy has begun to moderate. This suggests that the 1.75% increase in the federal funds rate since June 1999 is beginning to take effect. Investors feel that the Federal Reserve (the Fed) will not have to continue to raise rates aggressively, a move that investors feared would lead to a recession. This "soft landing" scenario could potentially result in non-Treasury securities' performing very well.

MANAGEMENT PHILOSOPHY

My philosophy in managing the USAA Intermediate-Term Bond Fund is as follows: No one can consistently predict the course of interest rates over time. However, interest-rate forecasts can be used to determine how an investment may perform, especially under extreme scenarios. As a result, you will see no dramatic change in the maturity and duration of the portfolio in an effort to time the market. Instead, the emphasis is on looking for bonds that represent value in terms of risk and total return. This search for value starts in-house. The fixed-income research analysts and I sort through myriad sources of information to come up with potential security purchases. I then perform a total-return analysis over a one-year time horizon to compare these securities. This horizon analysis tries to quantify the unique characteristics of different securities (put/call features, duration, maturity). It is a rational rather than an emotional approach to investing.

PERFORMANCE

Because of my risk/reward orientation, I continue to favor investments in higher-yielding instruments -- such as corporate bonds and mortgage- and asset-backed securities rather than Treasuries. This investment style resulted in the Fund's outperforming most of its peers since August 31, 1999. Since the Fund's inception on August 2, 1999, its total return for the period ending July 31, 2000, is 5.56%.

The best-performing holdings were Waste Management, Corporacion Andina de Fomento, Viacom, and a collateralized mortgage obligation (CMO), Federal Home Loan Mortgage 2160 VC. Underperformers included TriNet, EdperBrascan, and Imperial Bancorp. I continue to hold these bonds because of their positive outlook and sound financial condition.

OUTLOOK

Looking to the future, I feel that the economy will continue to moderate, which could result in non-Treasury securities' increasing in relative value. Our continued emphasis will be on finding securities that represent good risk/reward characteristics.


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.




                                  PORTFOLIO MIX
                                     7/31/00

A pie chart is shown here depicting the Portfolio Mix as of July 31, 2000 of the USAA Intermediate-Term Bond Fund to be:

Corporate   Bonds  -  87.7%;   Collateralized   Mortgage   Obligations  -  5.7%;
Cash Equivalents - 3.6%; and Asset-Backed Securities - 3.0%.

PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.


YOU WILL FIND A LIST OF THE SECURITIES THAT THE FUND OWNS ON PAGES 9-12.









INDEPENDENT AUDITORS' REPORT


KPMG


The Shareholders and Board of Directors

USAA INTERMEDIATE-TERM BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Intermediate-Term Bond Fund, a series of the USAA Mutual Fund, Inc., as of July 31, 2000, and the related statement of operations, statement of changes in net assets, and financial highlights, presented in note 7 to the financial statements, for the period from August 2, 1999, (commencement of operations) through July 31, 2000. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Intermediate-Term Bond Fund as of July 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the period from August 2, 1999, (commencement of operations) through July 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

                                                   KPMG LLP

San Antonio, Texas
September 1, 2000










USAA INTERMEDIATE-TERM BOND FUND
CATEGORIES AND DEFINITIONS
PORTFOLIO OF INVESTMENTS

JULY 31, 2000

CORPORATE BONDS - debt securities issued by corporations as a method of raising capital. Interest rates are constant to maturity. Prior to maturity, the market value of a corporate bond generally varies inversely to the movement of interest rates.

COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET-BACKED SECURITIES - debt securities that represent ownership in a pool of mortgage or other loans. They differ from conventional bonds in that principal is paid back to the investor or payments are made on the underlying mortgages in the pool. Like other fixed-income securities, when interest rates rise, the value of asset-backed securities generally will decline. However, when interest rates decline, the value of asset-backed securities with prepayment features may not increase as much as other fixed-income securities.

CASH  EQUIVALENTS  -  consist  of  short-term   obligations   issued  by  banks,
corporations, and U.S. government agencies. The interest rate is constant to maturity.

PORTFOLIO DESCRIPTION ABBREVIATIONS

         MTN      Medium-Term Note









USAA INTERMEDIATE-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

JULY 31, 2000


   PRINCIPAL                                          COUPON             MARKET
    AMOUNT                 SECURITY                    RATE   MATURITY    VALUE
--------------------------------------------------------------------------------

                             CORPORATE BONDS (87.7%)

            AEROSPACE/DEFENSE (1.5%)
   $1,000   Coltec Industries, Inc., Senior Notes      7.50% 4/15/2008   $   942
--------------------------------------------------------------------------------

            BANKS - MAJOR REGIONAL (10.2%)
    1,000   Compass Bank, MTN                          8.10  8/15/2009       995
    1,000   Corporacion Andina de Fomento,
             Global Bonds (Venezuela)                  6.75  3/15/2005       950
    2,000   Imperial Bancorp, Subordinated
             Capital Notes                             8.50  4/01/2009     1,786
    1,000   Popular North America, Inc., MTN           7.38  9/15/2001       996
    1,000   Southtrust Bank, N.A., Callable/Putable
             Subordinated Notes                        6.57 12/15/2027       929
      950   Union Planters Bank, N.A.,
             Callable/Putable Subordinated Notes       6.50  3/15/2018       836
--------------------------------------------------------------------------------
                                                                           6,492
--------------------------------------------------------------------------------

            BANKS - MONEY CENTER (2.9%)
    2,000   First Union Corp., Callable/Putable
             Subordinated Debentures                   6.18  2/15/2036     1,863
--------------------------------------------------------------------------------

            BROADCASTING - RADIO & TV (3.0%)
    1,000   Comcast Cable Communications, Inc.,
             Senior Notes                              6.20 11/15/2008       909
    1,000   Cox Communications, Inc., Senior Notes     7.88  8/15/2009     1,013
--------------------------------------------------------------------------------
                                                                           1,922
--------------------------------------------------------------------------------

            DISTRIBUTIONS - FOOD/HEALTH (1.6%)
    1,000   Supervalu, Inc., Notes                     7.63  9/15/2004       997
--------------------------------------------------------------------------------

            ELECTRIC UTILITIES (4.8%)
    2,000   Dominion Resources, Inc., VA, Bonds        8.13  6/15/2010     2,032
    1,000   Empire District Electric Co., Senior
             Notes                                     7.70 11/15/2004     1,005
--------------------------------------------------------------------------------
                                                                           3,037
--------------------------------------------------------------------------------

            ELECTRONICS - DEFENSE (3.1%)
    2,000   Litton Industries, Inc., Senior Notes      8.00 10/15/2009     2,006
--------------------------------------------------------------------------------

            ELECTRONICS - INSTRUMENTATION (1.5%)
    1,000   EG&G, Inc., Notes                          6.80 10/15/2005       962
--------------------------------------------------------------------------------

            ENTERTAINMENT (3.1%)
    1,000   Viacom, Inc., Senior Notes (d)             7.75  6/01/2005     1,009
    1,000   Viacom, Inc., Senior Notes (c)             7.70  7/30/2010       997
--------------------------------------------------------------------------------
                                                                           2,006
--------------------------------------------------------------------------------

            FINANCE - CONSUMER (6.0%)
    1,000   Capital One Financial Corp., Senior Notes  7.25  5/01/2006       926
    1,000   Ford Motor Credit Co., Notes               7.38 10/28/2009       976
    1,000   Household Finance Corp., Global Notes      8.00  5/09/2005     1,011
    1,000   Household Finance Corp., Senior Notes      6.50 11/15/2008       908
--------------------------------------------------------------------------------
                                                                           3,821
--------------------------------------------------------------------------------

            FINANCE - DIVERSIFIED (10.2%)
    3,000   Finova Capital Corp., MTN                  7.25 11/08/2004     2,690
    2,000   Heller Financial Inc., Notes               7.38 11/01/2009     1,899
    2,000   Newcourt Credit Group, Inc., Notes,
             Series B                                  6.88  2/16/2005     1,928
--------------------------------------------------------------------------------
                                                                           6,517
--------------------------------------------------------------------------------

            HEAVY DUTY TRUCKS & PARTS (1.5%)
    1,000   Cummins Engine Co., Inc., MTN, Series A    6.45  3/01/2005       930
--------------------------------------------------------------------------------

            HOMEBUILDING (1.5%)
    1,000   Pulte Corp., Senior Notes                  7.00 12/15/2003       937
--------------------------------------------------------------------------------

            INVESTMENT BANKS/BROKERAGE (1.4%)
    1,000   Merrill Lynch & Co., Inc., Redeemable
             Notes                                     6.88 11/15/2018       907
--------------------------------------------------------------------------------

            MANUFACTURING - DIVERSIFIED INDUSTRIES (1.5%)
    1,000   EdperBrascan Corp., Notes                  7.13 12/16/2003       950
--------------------------------------------------------------------------------

            NATURAL GAS UTILITIES (6.3%)
    2,000   Limestone Electron Trust,
             Senior Secured Note (a)                   8.63  3/15/2003     2,021
    2,000   Osprey Trust, Osprey I, Inc.,
             Senior Notes (a)                          8.31  1/15/2003     2,015
--------------------------------------------------------------------------------
                                                                           4,036
--------------------------------------------------------------------------------

            OIL - DOMESTIC INTEGRATED (3.3%)
    2,000   Phillips Petroleum Co., Notes              8.50  5/25/2005     2,082
--------------------------------------------------------------------------------

            OIL & GAS - EXPLORATION & PRODUCTION (1.4%)
    1,000   Woodside Petroleum, Notes (a)              6.60  4/15/2008       924
--------------------------------------------------------------------------------

            REAL ESTATE INVESTMENT TRUSTS (11.7%)
    1,105   American Health Properties, Inc., Notes    7.50  1/15/2007       989
    1,000   EOP Operating L.P., Notes                  6.80  1/15/2009       916
    1,000   Health Care Properties Investors, Inc.,
              Senior Notes                             6.50  2/15/2006       875
    1,000   Nationwide Health Properties, Inc., MTN,
              Series B                                 7.60  5/10/2007       890
    1,000   Reckson Operating Partnership, L.P.,
             Notes                                     7.75  3/15/2009       938
    3,400   TriNet Corporate Realty Trust, Inc.,
             Notes                                     7.95  5/15/2006     2,868
--------------------------------------------------------------------------------
                                                                           7,476
--------------------------------------------------------------------------------

            RETAIL - FOOD (1.5%)
    1,000   Safeway, Inc., Notes                       7.25  9/15/2004       989
--------------------------------------------------------------------------------

            SAVINGS & LOAN HOLDING CO. (3.2%)
    2,000   Sovereign Bancorp, Inc., Senior Notes     10.25  5/15/2004     2,030
--------------------------------------------------------------------------------

            SERVICES - COMMERCIAL & CONSUMER (2.9%)
    2,000   Service Master Co., Notes                  7.88  8/15/2009     1,876
--------------------------------------------------------------------------------

            WASTE MANAGEMENT (3.6%)
    1,450   Waste Management, Inc., Notes              6.13  7/15/2001     1,409
    1,000   Waste Management, Inc., Notes              6.38 12/01/2003       932
--------------------------------------------------------------------------------
                                                                           2,341
--------------------------------------------------------------------------------
            Total corporate bonds (cost: $56,677)                         56,043
--------------------------------------------------------------------------------

                         ASSET-BACKED SECURITIES (3.0%)

    1,000   ARG Funding Corp., Series 1999-1A,
             Class A-3                                 6.02  5/20/2005       970
    1,000   LB Commercial Mortgage Trust,
             Commercial Mortgage Pass Through
             Certificates, Series 1998 C-1, Class A-2  6.40  8/18/2007       954
--------------------------------------------------------------------------------
            Total asset-backed securities (cost: $1,906)                   1,924
--------------------------------------------------------------------------------

                   COLLATERALIZED MORTGAGE OBLIGATIONS (5.7%)

    1,000   Federal Home Loan Mortgage Corp.,
             REMIC Trust, Series 2160 VC               6.00  8/15/2013       908
    1,000   Federal National Mortgage Assn.,
             REMIC Trust, Series 1999-25 VB            6.00  4/25/2016       884
    1,000   Federal National Mortgage Assn.,
             REMIC Trust, Series 1999-56 D             7.00 12/18/2014       942
    1,000   Government National Mortgage Assn.,
             Series 1999-14 VD                         6.00  3/20/2014       906
--------------------------------------------------------------------------------
            Total collateralized mortgage obligations (cost: $3,688)       3,640
--------------------------------------------------------------------------------

                             CASH EQUIVALENTS (3.6%)

            COMMERCIAL PAPER
    2,296   MCN Energy Enterprises (a),(b)
             (cost: $2,296)                            6.92  8/01/2000     2,296
--------------------------------------------------------------------------------
            Total investments (cost: $64,567)                            $63,903
================================================================================









USAA INTERMEDIATE-TERM BOND FUND
NOTES TO PORTFOLIO OF INVESTMENTS

JULY 31, 2000


GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

Callable/Putable Security - Provides the option for the underwriter to call the bonds at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. This mandatory put feature shortens the effective maturity of the security.


SPECIFIC NOTES

(a) Security is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by the Rule 144A, and as such is generally deemed by the Manager to be liquid under guidelines established by the Board of Directors.

(b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such is generally deemed by the Manager to be liquid under guidelines established by the Board of Directors.

(c) At July 31, 2000, the cost of securities purchased on a delayed-delivery basis was $999,000.

(d) At July 31, 2000, this security was segregated to cover delayed-delivery purchases.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA INTERMEDIATE-TERM BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

JULY 31, 2000


ASSETS
   Investments in securities, at market value (identified cost
      of $64,567)                                                     $ 63,903
   Cash                                                                     48
   Receivables:
      Capital shares sold                                                   27
      Interest                                                           1,178
                                                                      --------
         Total assets                                                   65,156
                                                                      --------

LIABILITIES
   Securities purchased                                                    999
   Capital shares redeemed                                                  87
   USAA Transfer Agency Company                                              4
   Accounts payable and accrued expenses                                   194
                                                                      --------
         Total liabilities                                               1,284
                                                                      --------
            Net assets applicable to capital shares outstanding       $ 63,872
                                                                      ========

REPRESENTED BY:
   Paid-in capital                                                    $ 64,542
   Accumulated undistributed net investment income                          62
   Accumulated net realized loss on investments                            (68)
   Net unrealized depreciation of investments                             (664)
                                                                      --------
            Net assets applicable to capital shares outstanding       $ 63,872
                                                                      ========
   Capital shares outstanding                                            6,505
                                                                      ========
   Authorized shares of $.01 par value                                 100,000
                                                                      ========
   Net asset value, redemption price, and offering price per share    $   9.82
                                                                      ========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.










USAA INTERMEDIATE-TERM BOND FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

PERIOD ENDED JULY 31, 2000*


Net investment income:
   Interest                                                $3,517
                                                           ------
   Expenses:
      Management fees                                         219
      Transfer agent's fees                                    28
      Custodian's fees                                         46
      Postage                                                   5
      Shareholder reporting fees                               14
      Directors' fees                                           4
      Registration fees                                        98
      Professional fees                                        34
      Other                                                     3
                                                           ------
         Total expenses before reimbursement                  451
      Expenses reimbursed                                    (167)
                                                           ------
         Total expenses after reimbursement                   284
                                                           ------
            Net investment income                           3,233
                                                           ------
Net realized and unrealized loss on investments:
   Net realized loss on investments                           (68)
   Change in net unrealized appreciation/depreciation        (664)
                                                           ------
            Net realized and unrealized loss                 (732)
                                                           ------
Increase in net assets resulting from operations           $2,501
                                                           ======


* FUND COMMENCED OPERATIONS ON AUGUST 2, 1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA INTERMEDIATE-TERM BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)

PERIOD ENDED JULY 31, 2000*



From operations:
   Net investment income                                        $ 3,233
   Net realized loss on investments                                 (68)
   Change in net unrealized appreciation/depreciation
      of investments                                               (664)
                                                                -------
      Increase in net assets resulting
         from operations                                          2,501
                                                                -------
Distributions to shareholders from:
   Net investment income                                         (3,233)
                                                                -------
From capital share transactions:
   Proceeds from shares sold                                     76,936
   Reinvested dividends                                           1,369
   Cost of shares redeemed                                      (13,701)
                                                                -------
      Increase in net assets from
         capital share transactions                              64,604
                                                                -------
Net increase in net assets                                       63,872
Net assets:
   Beginning of period                                              -
                                                                -------
   End of period                                                $63,872
                                                                =======
Accumulated undistributed net investment income:
   End of period                                                $    62
                                                                =======
Change in shares outstanding:
   Shares sold                                                    7,760
   Shares issued for dividends reinvested                           139
   Shares redeemed                                               (1,394)
                                                                -------
      Increase in shares outstanding                              6,505
                                                                =======



* FUND COMMENCED OPERATIONS ON AUGUST 2, 1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA INTERMEDIATE-TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS

JULY 31, 2000

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 13 separate funds. The information presented in this annual report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which commenced operations on August 2, 1999. The Fund's investment objective is high current income without undue risk to principal. USAA Investment Management Company (the Manager) attempts to achieve this objective by investing the Fund's assets primarily in a broad range of investment-grade debt securities with a dollar-weighted average portfolio maturity between three years and 10 years.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Debt and government securities are valued each business day by a pricing service (the Service) approved by the Fund's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Directors.

B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. As a result of certain permanent differences between book and tax basis accounting, reclassifications have been made on the statement of assets and liabilities to decrease paid-in capital by $62,000 and increase accumulated undistributed net investment income by $62,000.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

D. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT

The Fund participates with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

Subject to availability under both agreements with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under any of these agreements during the period ended July 31, 2000.

(3) DISTRIBUTIONS

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2000, the Fund had a capital loss carryover for federal income tax purposes of $68,000 which will expire in 2008-2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryover has been utilized or expires.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the period ended July 31, 2000, were $65,870,000 and $3,760,000, respectively.

Gross unrealized appreciation and depreciation of investments as of July 31, 2000, were $270,000 and $934,000, respectively.


(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - USAA Investment Management Company carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed as a percentage of its annual average net assets, which on an annual basis is equal to .50% of the first $50 million, .40% of that portion over $50 million but not over $100 million, and .30% of that portion over $100 million.

The Manager has  voluntarily  agreed to limit the annual expenses of the Fund to
 .65% of its annual average net assets through December 1, 2000, and accordingly has waived $167,000 of its management fee for the period ended July 31, 2000. In subsequent years, the Manager may recover all or a portion of this waived amount from the Fund, provided that such recovery is made not later than three years from the Fund's inception date of August 2, 1999, and provided that the additional amount paid by the Fund, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's expense ratio in any of the three years to exceed .65% of the Fund's annual average net assets.

B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $28.50 per shareholder account plus out-of-pocket expenses.

C. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At July 31, 2000, the Association and its affiliates owned 1,488,000 shares (22.9%) of the Fund.

Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period is as follows:

                                                        PERIOD ENDED
                                                          JULY 31,
                                                            2000*
                                                          --------
Net asset value at beginning of period                    $  10.00
Net investment income                                          .72
Net realized and unrealized loss                              (.18)
Distributions from net investment income                      (.72)
                                                          --------
Net asset value at end of period                          $   9.82
                                                          ========
Total return (%)**                                            5.56
Net assets at end of period (000)                         $ 63,872
Ratio of expenses to average net assets (%)                    .65
Ratio of expenses to average net assets, excluding
   reimbursement (%)                                          1.03
Ratio of net investment income to average
   net assets (%)                                             7.37
Portfolio turnover (%)                                        8.60

 * FUND COMMENCED OPERATIONS ON AUGUST 2, 1999.
** ASSUMES REINVESTMENT OF ALL DIVIDEND INCOME DURING THE PERIOD.











DIRECTORS
Robert G. Davis, CHAIRMAN OF THE BOARD
Michael J.C. Roth, VICE CHAIRMAN OF THE BOARD
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Laura T. Starks
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT                           LEGAL COUNSEL
USAA Shareholder Account Services        Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road                 Exchange Place
San Antonio, Texas 78288                 Boston, Massachusetts 02109

CUSTODIAN                                INDEPENDENT AUDITORS
State Street Bank and Trust Company      KPMG LLP
P.O. Box 1713                            112 East Pecan, Suite 2400
Boston, Massachusetts 02105              San Antonio, Texas 78205

TELEPHONE ASSISTANCE HOURS               INTERNET ACCESS
Call toll free - Central Time            usaa.com(Service Mark)
Monday - Friday 6:00 a.m. to 10:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.
Sundays 11:30 a.m. to 8:00 p.m.

FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
1-800-531-8181, (in San Antonio) 456-7200
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

RECORDED MUTUAL FUND PRICE QUOTES
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

MUTUAL FUND USAA TOUCHLINE(REGISTERED TRADEMARK)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777